Shareholders' Equity - Disclosure of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury shares [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	23,696,000	11,621,000	18,386,000
Subsidiaries [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	97,807,000	57,989,000	58,224,000